L. Income Taxes (Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011
Valuation allowance increased	$ 1,500	$ 0	$ 800
Net operating loss carryforward	22,673	14,908
Research and development tax credits		1,600
UNITED STATES
Net operating loss carryforward		65,700
CHINA
Net operating loss carryforward		$ 3,600